SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, as reported on the balance sheets	$ 23,236	$ 15,598
Restricted cash, as reported on the balance sheets	618	576
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 23,854	$ 16,174	$ 1,841	$ 13,609